Long term debt - Convertible Debenture (Details)		12 Months Ended
	Mar. 15, 2017 CAD CAD / shares	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Debt Instrument [Line Items]
Payments of financing fees		CAD 2,982,000	CAD 99,000
Convertible subordinated debentures
Debt Instrument [Line Items]
Face amount of long term debt	CAD 40,000,000.0
Conversion interest rate	5.50%
Conversion price (in CAD per share) | CAD / shares	CAD 10.85
Conversion ratio	0.0921659
Threshold percentage of share price for conversion	125.00%
Redemption price as a percentage of the principal amount	101.00%
Payments of financing fees		CAD 2,142,000